CONSOLIDATED BALANCE SHEETS (Cloud Peak Energy Inc. and Subsidiaries) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 231,633	$ 197,691
Investments in marketable securities	80,687	80,341
Accounts receivable	74,068	76,117
Due from related parties	742	1,561
Inventories, net	80,144	81,675
Deferred income taxes	18,326	28,112
Derivative financial instruments	26,420	13,785
Other assets	19,541	16,513
Total current assets	531,561	495,795
Noncurrent assets
Property, plant and equipment, net	1,654,014	1,678,294
Goodwill	35,634	35,634
Deferred income taxes	91,361	101,075
Other assets	44,855	40,525
Total assets	2,357,425	2,351,323
Current liabilities
Accounts payable	59,046	49,589
Royalties and production taxes	131,917	129,351
Accrued expenses	41,463	50,364
Current portion of tax agreement liability	13,504	19,485
Current portion of federal coal lease obligations	58,958	63,191
Other liabilities	2,513	2,770
Total current liabilities	307,401	314,750
Noncurrent liabilities
Tax agreement liability, net of current portion	90,091	97,053
Senior notes	596,974	596,506
Federal coal lease obligations, net of current portion	63,970	122,928
Asset retirement obligations, net of current portion	246,081	238,991
Other liabilities	50,859	50,073
Total liabilities	1,355,376	1,420,301
Commitments and Contingencies (Note 16)
Equity
Common stock ($0.01 par value; 200,000 shares authorized; 61,296 and 61,114 issued and 60,896 and 60,839 outstanding at December 31, 2013 and 2012,respectively)	609	608
Treasury stock 400 shares and 373 shares at December 31, 2013 and 2012, respectively)	(5,667)	(5,390)
Additional paid-in capital	559,602	550,452
Retained earnings	457,784	405,813
Accumulated other comprehensive loss	(10,279)	(20,461)
Total equity	1,002,049	931,022
Total liabilities and equity	$ 2,357,425	$ 2,351,323